Premiums Receivable - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Premiums Receivable [line items]
Premiums receivable	¥ 19,697	¥ 20,361
Within one year [member] | Cost [member]
Disclosure of Premiums Receivable [line items]
Premiums receivable	¥ 19,079	¥ 19,935